Payable To Investors Of Consolidated Structured Entities - Summary of Payable To Investors of Consolidated Structured Entities (Detail) - CNY (¥) ¥ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Payable To Investors of Consolidated Structured Entities [Abstract]
Payable to investors of consolidated trust plans	¥ 80,735,220	¥ 177,102,034
Payable to other funding partners	2,482,958	0
Payable to investors of consolidated wealth management plans	46,560	45,692
Total	¥ 83,264,738	¥ 177,147,726